THE LIFE INSURANCE COMPANY OF VIRGINIA
                       LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                                POLICY FORM P1143

                         SUPPLEMENT DATED JULY 25, 1997
                            EFFECTIVE AUGUST 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1997

The prospectus for the above-referenced Policy is hereby supplemented with the following information. This Supplement should be retained with your prospectus for future reference.

For Policies issued after July 31, 1997 the following paragraph replaces the paragraph in the "Death Provisions" section in the "Summary" of prospectus information:

     Subject to a number of distribution rules, certain benefits and other policy options are available to certain persons on the death of an Owner, Joint Owner, or Annuitant prior to the Maturity Date while the Policy is in force. (See "Distributions Under the Policy - Death Provisions.") Owners may also elect to purchase a Guaranteed Minimum Death Benefit Rider and/or an Optional Death Benefit Rider. (See "Elective Guaranteed Minimum Death Benefit Rider" and "Elective Optional Death Benefit Rider.")

The following section is hereby added to the prospectus immediately following the "Elective Guaranteed Minimum Death Benefit Rider" section:

     Elective Optional Death Benefit Rider. The elective optional death benefit rider provides for an Annual Step-up in death benefit, as described below. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If this Death Benefit is paid, the Policy will terminate, and Life of Virginia will have no further obligation under the Policy. THE OPTIONAL DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

     The Death Benefit under the Optional Death Benefit Rider is the greater of:
     (1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the minimum Death Benefit described below.

     During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date.

     If the Optional Death Benefit Rider has been elected, it is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. (See "Annual Death Benefit Charge.") Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described below.

The following replaces the "Other Annual Expenses" section of the "Fee Table":

     Other Annual Expenses:
     o   Annual Policy Maintenance Charge                                              $25.00
     o   Maximum Annual Death Benefit Charges
              - Elective Guaranteed Minimum Death Benefit (as a percentage of
                average benefit amount                                                   0.35%*
              - Elective Optional Death Benefit (as a percentage of Account Value)       0.25%**
     *   If the Elective Guaranteed Minimum Death Benefit applies.
     **  If the Elective Optional Death Benefit applies

The following paragraph replaces the paragraph in the "Annual Death Benefit Charge" section of the prospectus:

         There will be separate charges made each year for expenses related to the Death Benefit available under the terms of an elected Guaranteed Minimum Death Benefit Rider and/or Optional Death Benefit Rider. Life of Virginia deducts these charges against the Account Value in Account 4 at each anniversary and at surrender to compensate it for the increased risks associated with providing the enhanced Death Benefit(s). If the Guarantee Account is available under the Policy and the Account Value is not sufficient to cover the charge for the Optional Death Benefit Rider, the charge will be deducted first from the available Account Value, if any, and then from the Guarantee Account. Each charge at full surrender will be a pro-rata portion of the annual charge.

         For the elective Guaranteed Minimum Death Benefit, Life of Virginia guarantees that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, Life of Virginia guarantees that this charge will never exceed an annual rate of 0.25% of the Account Value.

The following additional Examples are added to the prospectus to reflect the impact of the charge for the Optional Death Benefit Rider on expenses a Policyowner could expect to pay:

EXAMPLES: a Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective Optional Death Benefit Rider):

     1.  If you surrender* your policy at the end of the applicable period:
Subdivision Investing In:                                     1 Year       3 Years         5 Years         10 Years
                                                              ------       -------         -------         --------
Variable Insurance Products Fund
   Equity-Income Portfolio                                    79.05         131.18          164.53          266.60
   Overseas Portfolio                                         82.36         141.08          181.99          301.24
   Growth Portfolio                                           80.09         134.30          170.05          277.63
Variable Insurance Products Fund II
   Asset Manager Portfolio                                    80.57         135.72          172.55          282.56
   Contrafund Portfolio                                       80.57         135.72          172.55          282.59
Variable Insurance Products Fund III
   Growth & Income Portfolio                                  80.19         134.59          170.55          278.62
   Growth Opportunities Portfolio                             80.85         136.57          174.05          285.56
GE Investments Funds, Inc.
   S&P 500 Index Fund                                         78.11         128.33          159.48          256.46
   Government Securities Fund                                 79.90         133.74          169.05          275.63
   Money Market Fund                                          74.96         118.88          142.64          222.21
   Total Return Fund                                          79.24         131.75          165.54          268.61
   International Equity Fund                                  87.73         156.96          209.02          354.90
   Real Estate Securities Fund                                83.69         145.01          188.89          314.73
   Global Income Fund                                         82.08         140.24          180.51          298.32
   Value Equity Fund                                          82.17         140.52          181.00          299.29
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund                                      80.94         136.85          174.55          286.55
   Oppenheimer Capital Appreciation Fund                      80.66         136.00          173.05          283.59
   Oppenheimer Growth Fund                                    81.04         137.13          175.04          287.54
   Oppenheimer High Income Fund                               81.23         137.70          176.04          289.51
   Oppenheimer Multiple Strategies Fund                       80.85         136.57          174.05          285.56
Janus Aspen Series
   Growth Portfolio                                           80.09         134.30          170.05          277.63
   Aggressive Growth Portfolio                                80.75         136.29          173.55          284.58
   International Growth Portfolio**                           85.47         150.32          197.90          332.71
   Worldwide Growth Portfolio                                 81.13         137.42          175.54          288.52
   Balanced Portfolio                                         82.46         141.36          182.49          302.21
   Flexible Income Portfolio                                  81.51         138.55          177.53          292.45
   Capital Appreciation Portfolio                             83.50         144.45          187.91          312.81
Federated Insurance Series
   Federated American Leaders Fund II                         81.61         138.83          178.03          293.43
   Federated Utility Fund II                                  81.61         138.83          178.03          293.43
   Federated High Income Bond Fund II                         81.13         137.42          175.54          288.52
The Alger American Fund
   Alger American Growth Portfolio                            81.04         137.13          175.04          287.54
   Alger American Small Capitalization Portfolio              81.89         139.67          179.52          296.37
PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio                                   84.43         147.24          192.75          322.35
   PBHG Large Cap Growth Portfolio                            83.97         145.85          190.36          317.59


     * Surrender  includes  annuitization  for a period of less than 5 years. **
     Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.






     2.  If you annuitize at the end of the applicable period, or do not surrender*:

Subdivision Investing In:                                     1 Year       3 Years         5 Years         10 Years
                                                              ------       -------         -------         --------
Variable Insurance Products Fund
   Equity-Income Portfolio                                    23.61          72.74          124.53          266.60
   Overseas Portfolio                                         27.11          83.23          141.99          301.24
   Growth Portfolio                                           24.71          76.05          130.05          277.63
Variable Insurance Products Fund II
   Asset Manager Portfolio                                    25.21          77.55          132.55          282.59
   Contrafund Portfolio                                       25.21          77.55          132.55          282.59
Variable Insurance Products Fund III
   Growth & Income Portfolio                                  24.81          76.35          130.55          278.62
   Growth Opportunities Portfolio                             25.51          78.45          134.05          285.56
GE Investments Funds, Inc.
   S&P 500 Index Fund                                         22.61          69.72          119.48          256.46
   Government Securities Fund                                 24.51          75.45          129.05          275.63
   Money Market Fund                                          19.29          59.70          102.64          222.21
   Total Return Fund                                          23.81          73.34          125.54          268.61
   International Equity Fund                                  32.78         100.08          169.76          354.90
   Real Estate Securities Fund                                28.51          87.40          148.89          314.73
   Global Income Fund                                         26.81          82.34          140.51          298.32
   Value Equity Fund                                          26.91          82.64          141.00          299.29
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund                                      25.61          78.75          134.55          286.55
   Oppenheimer Capital Appreciation Fund                      25.31          77.85          133.05          283.59
   Oppenheimer Growth Fund                                    25.71          79.05          135.04          287.54
   Oppenheimer High Income Fund                               25.91          79.65          136.04          289.51
   Oppenheimer Multiple Strategies Fund                       25.51          78.45          134.05          285.56
Janus Aspen Series
   Growth Portfolio                                           24.71          76.05          130.05          277.63
   Aggressive Growth Portfolio                                25.41          78.15          133.55          284.58
   International Growth Portfolio**                           30.40          93.03          158.17          332.71
   Worldwide Growth Portfolio                                 25.81          79.35          135.54          288.52
   Balanced Portfolio                                         27.21          83.53          142.49          302.21
   Flexible Income Portfolio                                  26.21          80.55          137.53          292.45
   Capital Appreciation Portfolio                             28.31          86.81          147.91          312.81
Federated Insurance Series
   Federated American Leaders Fund II                         26.31          80.85          138.03          293.43
   Federated Utility Fund II                                  26.31          80.85          138.03          293.43
   Federated High Income Bond Fund II                         25.81          79.35          135.54          288.52
The Alger American Fund
   Alger American Growth Portfolio                            25.71          79.05          135.04          287.54
   Alger American Small Capitalization Portfolio              26.61          81.74          139.52          296.37
PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio                                   29.30          89.77          152.81          322.35
   PBHG Large Cap Growth Portfolio                            28.81          88.29          150.36          317.59

     * Surrender  includes  annuitization  for a period of less than 5 years.

    ** Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.

EXAMPLES: a Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table (including the elective Guaranteed Minimum Death Benefit Rider and Optional Death Benefit Rider):

1.  If you surrender* your policy at the end of the applicable period:
Subdivision Investing In:                                     1 Year       3 Years         5 Years         10 Years
                                                              ------       -------         -------         --------
Variable Insurance Products Fund
   Equity-Income Portfolio                                    82.42         141.63          183.69          308.73
   Overseas Portfolio                                         85.73         151.47          200.59          342.62
   Growth Portfolio                                           83.46         144.73          189.16          319.52
Variable Insurance Products Fund II
   Asset Manager Portfolio                                    83.93         146.14          191.61          324.38
   Contrafund Portfolio                                       83.93         146.14          191.61          324.38
Variable Insurance Products Fund III
   Growth & Income Portfolio                                  83.55         145.01          189.65          320.50
   Growth Opportunities Portfolio                             84.21         146.98          193.03          327.29
GE Investments Funds, Inc.
   S&P 500 Index Fund                                         81.47         138.30          178.69          298.81
   Government Securities Fund                                 83.27         144.17          188.16          317.57
   Money Market Fund                                          78.30         128.96          160.69          259.31
   Total Return Fund                                          82.61         142.19          184.68          310.70
   International Equity Fund                                  91.08         167.26          226.99          395.10
   Real Estate Securities Fund                                87.04         155.38          207.15          355.82
   Global Income Fund                                         85.44         150.63          199.18          339.77
   Value Equity Fund                                          85.54         150.91          199.65          340.72
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund                                      84.31         147.27          193.51          328.25
   Oppenheimer Capital Appreciation Fund                      84.03         146.42          192.09          325.35
   Oppenheimer Growth Fund                                    84.40         147.55          193.99          329.22
   Oppenheimer High Income Fund                               84.59         148.11          194.94          331.15
   Oppenheimer Multiple Strategies Fund                       84.21         146.98          193.03          327.29
Janus Aspen Series
   Growth Portfolio                                           83.46         144.73          189.16          319.52
   Aggressive Growth Portfolio                                84.12         146.70          192.56          326.32
   International Growth Portfolio**                           88.83         160.65          215.97          373.40
   Worldwide Growth Portfolio                                 84.50         147.82          194.46          330.18
   Balanced Portfolio                                         85.82         151.75          201.06          343.57
   Flexible Income Portfolio                                  84.88         148.94          196.35          334.03
   Capital Appreciation Portfolio                             86.85         154.82          206.22          353.94
Federated Insurance Series
   Federated American Leaders Fund II                         84.97         149.23          196.82          334.99
   Federated Utility Fund II                                  84.97         149.23          196.82          334.99
   Federated High Income Bond Fund II                         84.50         147.82          194.46          330.18
The Alger American Fund
   Alger American Growth Portfolio                            84.40         147.55          193.99          329.22
   Alger American Small Capitalization Portfolio              85.26         150.07          198.24          337.86
PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio                                   87.80         157.60          210.87          363.27
   PBHG Large Cap Growth Portfolio                            87.33         156.21          208.55          358.62


     * Surrender  includes  annuitization  for a period of less than 5 years. **
     Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.








2.  If you surrender* your policy at the end of the applicable period:
Subdivision Investing In:                                     1 Year       3 Years         5 Years         10 Years
                                                              ------       -------         -------         --------
Variable Insurance Products Fund
   Equity-Income Portfolio                                    27.17          83.82          143.69          308.73
   Overseas Portfolio                                         30.67          94.26          160.98          342.62
   Growth Portfolio                                           28.27          87.11          149.16          319.52
Variable Insurance Products Fund II
   Asset Manager Portfolio                                    28.77          88.61          151.63          324.38
   Contrafund Portfolio                                       28.77          88.61          151.63          324.38
Variable Insurance Products Fund III
   Growth & Income Portfolio                                  28.37          87.41          149.65          320.50
   Growth Opportunities Portfolio                             29.07          89.50          153.11          327.29
GE Investments Funds, Inc.
   S&P 500 Index Fund                                         26.17          80.82          138.69          298.81
   Government Securities Fund                                 28.07          86.52          148.16          317.57
   Money Market Fund                                          22.82          70.39          120.69          259.31
   Total Return Fund                                          27.37          84.42          144.68          310.70
   International Equity Fund                                  36.33         111.01          188.48          395.10
   Real Estate Securities Fund                                32.06          98.40          167.81          355.82
   Global Income Fund                                         30.37          93.37          159.51          339.77
   Value Equity Fund                                          30.47          93.66          160.00          340.72
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund                                      29.17          89.80          153.61          328.25
   Oppenheimer Capital Appreciation Fund                      28.87          88.90          152.13          325.35
   Oppenheimer Growth Fund                                    29.27          90.10          154.10          329.22
   Oppenheimer High Income Fund                               29.47          90.69          155.09          331.15
   Oppenheimer Multiple Strategies Fund                       29.07          89.50          153.11          327.29
Janus Aspen Series
   Growth Portfolio                                           28.27          87.11          149.16          319.52
   Aggressive Growth Portfolio                                28.97          89.20          152.62          326.32
   International Growth Portfolio**                           33.95         103.99          177.00          373.40
   Worldwide Growth Portfolio                                 29.37          90.39          154.59          330.18
   Balanced Portfolio                                         30.77          94.55          161.47          343.57
   Flexible Income Portfolio                                  29.77          91.58          156.56          334.03
   Capital Appreciation Portfolio                             31.86          97.81          166.84          353.94
Federated Insurance Series
   Federated American Leaders Fund II                         29.87          91.88          157.05          334.99
   Federated Utility Fund II                                  29.87          91.88          157.05          334.99
   Federated High Income Bond Fund II                         29.37          90.39          154.59          330.18
The Alger American Fund
   Alger American Growth Portfolio                            29.27          90.10          154.10          329.22
   Alger American Small Capitalization Portfolio              30.17          92.77          158.53          337.86
PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio                                   32.86         100.76          171.76          363.27
   PBHG Large Cap Growth Portfolio                            32.36          99.28          169.27          358.62

     * Surrender  includes  annuitization  for a period of less than 5 years.

    ** Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.


                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230